Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Units
Unvested, end of period	$ 1,111
Employee equity compensation
Units
Unvested, beginning of period	206,668	240,000
Vested	36,666	33,332
Unvested, end of period	170,002	206,668
Unvested, beginning of period	$ 1,141	$ 1,325
Vested	202	184
Unvested, end of period	$ 939	$ 1,141
Non-Employee equity compensation
Units
Unvested, beginning of period	492,500	610,000
Vested	117,500	117,500
Unvested, end of period	375,000	492,500
Unvested, beginning of period	$ 2,993	$ 3,367
Vested	395	374
Unvested, end of period	$ 2,598	$ 2,993